CONTINGENT LIABILITIES AND COMMITMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2012 Royalties [Member] Chief Scientist [Member]	Jun. 30, 2012 Royalties [Member] Chief Scientist [Member]	Dec. 31, 2013 Royalties [Member] Fund for the Encouragement of Overseas Marketing [Member]	Dec. 31, 2013 Royalties [Member] Fund for the Encouragement of Overseas Marketing [Member] Maximum [Member]	Dec. 31, 2013 Royalties [Member] Fund for the Encouragement of Overseas Marketing [Member] Minimum [Member]	Dec. 31, 2013 Royalties [Member] Third Parties [Member] Maximum [Member]	Dec. 31, 2013 Cancellable Operating Lease [Member]
Loss Contingencies [Line Items]
Percentage rate of royalty owed					3.50%		3.00%	4.00%
Percentage of grant payable					100.00%		100.00%
Percentage of certain grants payable					150.00%
Grants received					$ 9,500
Royalties paid				2,500	6,600
Accrued royalties					2,900
Contingent royalty liabilities						566			2,850
Rent expenses	1,198	1,147	1,194
Fee due to lessee upon cancellation of lease										1,889
Additional income from settlement				$ 400